Other operating income and expenses - Schedule of other operating expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Expenses [Abstract]
Restructuring expenses	$ (2,281)	$ (3,469)	$ (3,244)
Reorganization expenses	(3)	(1,417)
Provision for environmental remediation (Note 22.2)	(1,029)	(463)	(816)
Provision for contingencies (Note 22.3)	(652)	(267)	(422)
(Allowance) / Reversal provision for materials and spare parts	(249)	627	(972)
Other			(726)
Total other operating expenses	$ (4,214)	$ (4,989)	$ (6,180)